UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period:  09/30/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON MONEY FUND TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin Templeton U.S. Government Money Fund
	Shares	Value
Management Investment Companies (Cost $181,543,199) 100.2%
[a] The U.S. Government Money Market Portfolio, 1.92%	181,543,199	$181,543,199
Other Assets, less Liabilities (0.2)%.		(340,433)
Net Assets 100.0%.		$181,202,766

[a]The rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON MONEY FUND TRUST

Notes to Statement of Investments (unaudited)
Franklin Templeton U.S. Government Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton U.S. Government Money Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund’s Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2018, the Fund owned 0.8% of the Portfolio.

3. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

4. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

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FRANKLIN TEMPLETON MONEY FUND TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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THE MONEY MARKET PORTFOLIOS

Statement of Investments, September 30, 2018 (unaudited)
The U.S. Government Money Market Portfolio
	Principal Amount	Value

Investments 103.6%
U.S. Government and Agency Securities 86.6%
[a] FFCB,
10/01/18	$189,300,000	$189,300,000
10/04/18	40,000,000	39,993,533
[a] FHLB,
10/01/18	829,600,000	829,600,000
10/02/18	350,000,000	349,981,521
10/03/18	576,400,000	576,338,064
10/04/18	371,957,000	371,896,197
10/05/18	550,000,000	549,881,611
10/10/18	375,100,000	374,914,313
10/12/18	500,000,000	499,695,422
10/15/18	120,000,000	119,906,667
10/17/18	130,000,000	129,884,333
10/19/18	200,000,000	199,800,000
10/24/18	200,000,000	199,740,739
10/26/18	400,000,000	399,430,555
10/31/18	400,000,000	399,313,333
11/02/18	150,000,000	149,723,867
11/07/18	216,475,000	216,020,604
11/09/18	200,000,000	199,558,867
11/14/18	200,000,000	199,497,911
[a] FHLMC,
10/01/18	675,000,000	675,000,000
10/02/18	319,075,000	319,057,795
[a] FNMA,
10/01/18	700,000,000	700,000,000
10/02/18	800,000,000	799,955,333
10/03/18	150,000,000	149,983,600
10/10/18	236,000,000	235,883,645
10/17/18	25,000,000	24,977,222
10/22/18	200,000,000	199,763,167
[a] U.S. Treasury Bill,
10/04/18	300,000,000	299,952,375
10/11/18	450,000,000	449,765,000
10/18/18	300,000,000	299,724,458
10/25/18	300,000,000	299,603,000
11/01/18	825,000,000	823,581,104
11/08/18	750,000,000	748,411,917
11/15/18	800,000,000	797,976,062
11/23/18	800,000,000	797,570,097
11/29/18	875,000,000	872,029,514
12/06/18	100,000,000	99,620,500
1/03/19	400,000,000	397,809,278
1/10/19	400,000,000	397,628,183
1/17/19	300,000,000	298,074,000
1/24/19	300,000,000	297,949,167
1/31/19	300,000,000	297,804,000
2/07/19	300,000,000	297,656,500
2/14/19	277,530,000	275,244,386
2/21/19	300,000,000	297,396,208
2/28/19	300,000,000	297,237,500
3/07/19	450,000,000	445,604,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] U.S. Treasury Bill, (continued)
3/14/19	$450,000,000	$445,356,750
3/21/19	450,000,000	445,105,125
U.S. Treasury Note,
1.25%, 10/31/18	150,000,000	149,934,476
1.25%, 11/15/18	100,000,000	99,906,048
1.25%, 11/30/18	250,000,000	249,669,364
1.375%, 11/30/18	100,000,000	99,884,536
1.50%, 1/31/19	200,000,000	199,477,546
1.50%, 2/28/19	243,000,000	242,225,619
Total U.S. Government and Agency Securities (Cost $19,821,295,012)		19,821,295,012
[b] Repurchase Agreements 17.0%
Barclays Capital Inc., 2.22%, 10/01/18 (Maturity Value $30,005,550)
Collateralized by U.S. Treasury Note, 2.625%, 9/15/20 (valued at $30,765,749)	30,000,000	30,000,000
Deutsche Bank Securities Inc., 2.24%, 10/01/18 (Maturity Value $85,015,867)
Collateralized by U.S. Treasury Bill, 2.297% – 2.615%, 11/23/18 – 8/15/19; U.S. Treasury Note,
1.375% – 2.75%, 9/30/18 – 7/31/23; and U.S. Treasury Note, Index Linked, 1.25%, 7/15/20
(valued at $86,700,053)	85,000,000	85,000,000
Federal Reserve Bank of New York, 2.00%, 10/01/18 (Maturity Value $3,400,566,667)
Collateralized by U.S. Treasury Bond, 5.25%, 11/15/28; and U.S. Treasury Note, 1.625% –
2.25%, 1/31/21 – 6/30/24 (valued at $3,400,566,739)	3,400,000,000	3,400,000,000
Goldman Sachs & Co., 2.20%, 10/01/18 (Maturity Value $125,022,917)
Collateralized by U.S. Treasury Note, 1.625%, 8/31/22 (valued at $127,507,761)	125,000,000	125,000,000
HSBC Securities Inc., 2.23%, 10/01/18 (Maturity Value $250,046,458)
Collateralized by U.S. Government and Agency Securities, 3.50% – 4.50%, 1/20/40 – 9/20/48
(valued at $255,000,002)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $3,890,000,000)		3,890,000,000
Total Investments (Cost $23,711,295,012) 103.6%		23,711,295,012
Other Assets, less Liabilities (3.6)%		(817,761,000)
Net Assets 100.0%		$22,893,534,012

See Abbreviations on page 7.

[a]The security was issued on a discount basis with no stated coupon rate.
[b]At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

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THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

4. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

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THE MONEY MARKET PORTFOLIOS
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  November 27, 2018

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  November 27, 2018